Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal	$ 3,549	$ 2,296	$ (265)
State	5,107	5,744	2,122
Income tax expense (benefit), Current	8,656	8,040	1,857
Deferred:
Federal	67,414	65,551	58,584
State	1,872	1,685	2,862
Total deferred income tax expense	69,286	67,236	61,446
Total income tax expense	$ 77,942	$ 75,276	$ 63,303